INCOME TAXES - Schedule of Income Tax Paid By Individual Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Macau	$ 7,270
Total income taxes paid, net	13,746	$ 10,145	$ 1,001
The Philippines [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	6,199
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax Paid, Foreign, after Refund Received	$ 277